Accounts and Other Receivables (Allowance For Doubtful Accounts) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 9.9	$ 17.2
Charges	(1.6)	(2.6)	$ (4.9)
Charge-offs, net of recoveries	4.1	9.9
Ending Balance	7.4	9.9	17.2
Total trade receivables
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	9.5	16.8
Charges	(1.6)	(2.6)
Charge-offs, net of recoveries	3.7	9.9
Ending Balance	7.4	9.5	16.8
Trade accounts receivable
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	9.2	14.7
Charges	(1.8)	(2.3)
Charge-offs, net of recoveries	3.9	7.8
Ending Balance	7.1	9.2	14.7
Trade notes receivable
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	0.3	2.1
Charges	0.2	(0.3)
Charge-offs, net of recoveries	(0.2)	2.1
Ending Balance	0.3	0.3	2.1
Other notes receivable
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	0.4	0.4
Charges	0.0	0.0
Charge-offs, net of recoveries	0.4	0.0
Ending Balance	$ 0.0	$ 0.4	$ 0.4